Employee Investment Plans (Detail) - Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan
Employer discretionary contribution amount			$ 14.9	$ 14.6	$ 14.5
Employer matching contribution, percent	1.00%	1.00%	4.00%
6 percent
Defined Contribution Plan
Employer matching contribution, percent			4.50%
Maximum annual contribution per employee, percent			6.00%
Cash Balance Formula
Defined Contribution Plan
Employer matching contribution, percent			100.00%
Maximum annual contribution per employee, percent			6.00%
Employer additional contribution of base pay, percentage			1.00%
Cash Balance Formula | First 3 Percent
Defined Contribution Plan
Employer matching contribution, percent			100.00%
Maximum annual contribution per employee, percent			3.00%
Cash Balance Formula | Second 3 Percent
Defined Contribution Plan
Employer matching contribution, percent			50.00%
Maximum annual contribution per employee, percent			3.00%
Final Average Earnings Formula
Defined Contribution Plan
Employer matching contribution, percent			55.00%
Maximum annual contribution per employee, percent			6.00%